MATERIAL PARTLY-OWNED SUBSIDIARIES - Subsidiaries with Material Non-controlling Interests (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Charoong Thai and its subsidiaries (“CTW Consolidated”)
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	Thailand
Proportion of ownership interests held by non-controlling interests	49.07%	49.07%
SYE
Disclosure of subsidiaries [Line Items]
Place of incorporation and operations	China
Proportion of ownership interests held by non-controlling interests	31.25%	31.25%